Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 7,097,938		¥ 2,997,212	¥ 10,915,282	$ 1,029,104
Short-term investments	818,265		1,348,255		118,637
Accounts receivable, net	2,402,675		2,747,774		348,355
Licensed copyrights, net	746,058		931,189		108,168
Prepayments and other assets	2,602,927		3,266,523		377,390
Total current assets	13,785,635		11,524,117		1,998,729
Non-current assets:
Fixed assets, net	1,104,721		1,344,784		160,169
Long-term investments	2,453,644		3,035,155		355,745
Licensed copyrights, net	6,840,629		7,258,042		991,798
Produced content, net	13,001,904		10,951,078		1,885,099
Operating lease assets	673,971		907,297		97,717
Goodwill	3,826,147		3,888,346		554,739
Total non-current assets	32,262,714		30,948,048		4,677,654
Total assets	46,048,349		42,472,165		6,676,383
Current liabilities:
Customer advances and deferred revenue	4,232,110		3,484,509		613,598
Short-term loans	3,347,638		4,117,774		485,362
Operating lease liabilities, current portion	103,517		171,541		15,009
Total current liabilities	28,130,018		22,476,470		4,078,469
Non-current liabilities:
Operating lease liabilities	508,571		625,737		73,736
Other non-current liabilities	1,395,269		260,931		202,295
Total non-current liabilities	11,574,892		14,322,582		1,678,202
Revenues	28,997,548	$ 4,204,249	30,554,359	29,707,215
Net (loss)/income	(117,776)	(17,076)	(6,108,533)	(7,007,153)
Net cash provided by operating activities	(70,569)	(10,232)	(5,951,847)	(5,411,071)
Net cash (used for)/provided by investing activities	265,980	38,564	1,262,350	159,296
Net cash (used for)/provided by financing activities	4,468,863	647,925	(2,959,455)	9,373,906
Variable Interest Entities
Current assets:
Cash and cash equivalents	1,882,877		950,267		272,992
Short-term investments	529,411		595,754		76,757
Accounts receivable, net	2,316,961		2,613,546		335,928
Licensed copyrights, net	527,792		669,672		76,523
Prepayments and other assets	2,366,445		3,027,691		343,102
Total current assets	7,623,486		7,856,930		1,105,302
Non-current assets:
Fixed assets, net	649,690		726,115		94,196
Long-term investments	1,941,014		1,987,678		281,421
Licensed copyrights, net	1,952,497		2,288,848		283,085
Produced content, net	12,534,227		10,425,514		1,817,292
Operating lease assets	578,937		697,965		83,938
Goodwill	2,350,790		2,412,989		340,833
Others	712,697		919,713		103,331
Total non-current assets	20,719,852		19,458,822		3,004,096
Total assets	28,343,338		27,315,752		4,109,398
Current liabilities:
Accounts payable	3,315,976		5,068,907		480,771
Customer advances and deferred revenue	4,125,789		3,370,582		598,183
Short-term loans	2,381,846		2,292,899		345,335
Operating lease liabilities, current portion	95,603		108,059		13,861
Accrued expenses and other liabilities	2,315,572		3,101,273		335,726
Total current liabilities	12,234,786		13,941,720		1,773,876
Non-current liabilities:
Operating lease liabilities	502,687		579,844		72,883
Other non-current liabilities	1,247,571		339,238		180,881
Total non-current liabilities	1,750,258		919,082		253,764
Amounts due to the Company and its subsidiaries	22,808,971		20,835,196		3,306,990
Total liabilities	36,794,015		35,695,998		$ 5,334,630
Revenues	26,966,013	3,909,704	28,947,480	27,412,800
Net (loss)/income	334,414	48,485	(1,688,711)	(1,360,562)
Net cash provided by operating activities	275,422	39,933	160,904	980,975
Net cash (used for)/provided by investing activities	547,231	79,341	(540,018)	(625,675)
Net cash (used for)/provided by financing activities	¥ 79,733	$ 11,560	¥ 515,423	¥ (380,298)